General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Details) $ in Millions			1 Months Ended					3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 28, 2015 USD ($)	Feb. 02, 2015 shares	Feb. 26, 2016 USD ($)	Nov. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Oct. 31, 2014 USD ($)	Feb. 28, 2014 USD ($) shares	Jun. 30, 2014 USD ($)	Mar. 31, 2013 USD ($)	Jul. 02, 2014	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Jul. 01, 2014	Dec. 31, 2012
General and Description Of Business [Abstract]
Parent, general partner ownership percentage											2.00%	2.00%	2.00%
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Assets, Current											$ 84	$ 81
Regulatory Assets, Noncurrent											305	289
Total regulatory assets											389	370
Regulatory Liabilities, Current											4	11
Regulatory Liabilities, Noncurrent											409	349
Total regulatory liabilities											$ 413	$ 360
Minimum period of construction for capitalization of interest											3 months
Minimum total project cost for capitalization of interest											$ 1
WPZ Merger Public Unit Exchange [Member]
General and Description Of Business [Abstract]
Termination Fee	$ 428
Maximum Reduction Of Quarterly Incentive Distributions	$ 209
Basis of Presentation [Abstract]
Reduction in incentive distribution rights payment				$ 209
Access Midstream Partners Acquisition [Member] | ACMP Units Into WPZ Units [Member]
General and Description Of Business [Abstract]
Conversion Ratio		1.06152
Access Midstream Partners Acquisition [Member] | Publicly Held Pre-merger WPZ Common Units into ACMP Common Units [Member]
General and Description Of Business [Abstract]
Conversion Ratio		0.86672
Access Midstream Partners Acquisition [Member] | Privately Held Pre-merger WPZ Units Into ACMP Common Units [Member]
General and Description Of Business [Abstract]
Conversion Ratio		0.80036
Access Midstream Partners Acquisition [Member] | Class D Pre-merger WPZ Units Into WPZ Common Units [Member]
General and Description Of Business [Abstract]
Conversion Ratio		1
Access Midstream Partners Acquisition [Member] | General Partner [Member]
Basis of Presentation [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired														50.00%	50.00%
Canada Acquisition [Member]
Basis of Presentation [Abstract]
Payments to Acquire Businesses, Gross							$ 56	$ 31
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares							25,577,521
Proceeds from Previous Acquisition						$ 56
Reduction in incentive distribution rights payment						$ 2
Geismar Acquisition [Member]
Basis of Presentation [Abstract]
Proceeds from Previous Acquisition									$ 25
Reduction in incentive distribution rights payment									$ 4
Utica East Ohio Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage											62.00%
Basis of Presentation [Abstract]
Reduction in incentive distribution rights payment					$ 2
Delaware Basin Gas Gathering System [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage											50.00%
Laurel Mountain Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage											69.00%
Caiman Energy II, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage											58.00%
Gulfstream Natural Gas System, L.L.C. [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage											50.00%
Discovery Producer Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage											60.00%
Overland Pass Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage											50.00%
The Williams Companies Inc [Member]
General and Description Of Business [Abstract]
Parent, limited partner ownership percentage											58.00%
Parent, general partner ownership percentage											2.00%
Constitution Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage											41.00%
Williams Partners L. P. [Member] | General Partner [Member]
General and Description Of Business [Abstract]
Parent, general partner ownership percentage										100.00%
Access Midstream Partners Lp [Member] | General Partner [Member]
General and Description Of Business [Abstract]
Parent, general partner ownership percentage										100.00%
Central [Member] | Delaware Basin Gas Gathering System [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage											50.00%
Northeast G&P [Member] | Utica East Ohio Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage											62.00%
Northeast G&P [Member] | Appalachia Midstream Services, LLC [Member]
General and Description Of Business [Abstract]
Subsidiary, ownership percentage											45.00%
Northeast G&P [Member] | Laurel Mountain Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage											69.00%
Northeast G&P [Member] | Caiman Energy II, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage											58.00%
Atlantic Gulf [Member] | Gulfstream Natural Gas System, L.L.C. [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage											50.00%
Atlantic Gulf [Member] | Discovery Producer Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage											60.00%
Atlantic Gulf [Member] | Gulfstar One [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage											51.00%
Atlantic Gulf [Member] | Constitution Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage											41.00%
NGL And Petchem Services [Member] | Geismar [Member]
General and Description Of Business [Abstract]
Subsidiary, ownership percentage											88.50%
NGL And Petchem Services [Member] | Conway Fractionator [Member]
General and Description Of Business [Abstract]
Subsidiary, ownership percentage											50.00%
NGL And Petchem Services [Member] | Overland Pass Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage											50.00%
Subsequent Event [Member] | WPZ Merger Public Unit Exchange [Member]
Basis of Presentation [Abstract]
Reduction in incentive distribution rights payment			$ 209
Common Units [Member] | Access Midstream Partners Acquisition [Member] | ACMP Units Into WPZ Units [Member]
General and Description Of Business [Abstract]
Shares Converted | shares		202,564,354
Class B Units [Member] | Access Midstream Partners Acquisition [Member] | ACMP Units Into WPZ Units [Member]
General and Description Of Business [Abstract]
Shares Converted | shares		13,725,843
General Partner [Member] | Access Midstream Partners Acquisition [Member]
General and Description Of Business [Abstract]
Parent, general partner ownership percentage											2.00%